SENTINEL PENNSYLVANIA TAX-FREE TRUST


                                                              April 1, 1999



VIA ELECTRONIC FILING


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

         Re:      Post-Effective Amendment No. 18 to the
                  Registration Statement on Form N-1A of
                  Sentinel Pennsylvania Tax-Free Trust
                  (File Nos. 33-7664 and 811-4781)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Sentinel Pennsylvania Tax-Free Trust (the "Trust") hereby certifies that:

     (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Trust's Registration Statement on Form N-1A; and

     (2) the text of Post-Effective Amendment No. 18 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 31, 1999.

                                       Very truly yours,

                                       SENTINEL PENNSYLVANIA TAX-FREE TRUST



                                       By:      /s/ D. Russell Morgan
                                                Secretary